Annual Total Returns- Vanguard Energy Index Fund (Admiral) [BarChart] - Admiral - Vanguard Energy Index Fund - Admiral Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	2.79%	3.49%	25.78%	(9.88%)	(23.22%)	28.94%	(2.39%)	(19.91%)	9.34%	(33.00%)